Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($)
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
REX Bitcoin Corporate Treasury Convertible Bond ETF [Member]
Shareholder Report [Line Items]
Fund Name	REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Class Name	REX BITCOIN CORPORATE TREASURY CONVERTIBLE BOND ETF
Trading Symbol	BMAX
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Rex Bitcoin Corporate Treasury Convertible Bond ETF for the period of March 14, 2025 (inception) to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can ﬁnd additional information about the Fund at www.rexshares.com/bmax/. You can also request this information by contacting us at (844) 802-4004.
Additional Information Phone Number	(844) 802-4004
Additional Information Website	www.rexshares.com/bmax/
Expenses [Text Block]

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Rex Bitcoin Corporate Treasury Convertible Bond ETF	$47[1]	1.42%[2]

¹ Costs are for the period of March 14, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.

² Annualized.

Expenses Paid, Amount	$ 47	[1]
Expense Ratio, Percent	1.42%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of March 14, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
Net Assets	$ 10,608,717
Holdings Count	12
Advisory Fees Paid, Amount	$ 35,545
Investment Company, Portfolio Turnover	13.07%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of June 30, 2025)
Fund Net Assets	$10,608,717
Number of Holdings	12
Total Advisory Fee	$35,545
Annual Portfolio Turnover	13.07%

Holdings [Text Block]

What did the Fund invest in?

(% of Net Assets as of June 30, 2025)

Sector Breakdown

Top 10 Holdings

MicroStrategy Incorporated 12/1/2029	19.20%
MicroStrategy Incorporated 9/15/2028	13.88%
MicroStrategy Incorporated 3/1/2023	13.64%
MicroStrategy Incorporated 3/15/2030	12.91%
GameStop Corp. 4/1/2030	10.00%
MicroStrategy Incorporated 6/15/2032	9.98%
MicroStrategy Incorporated 3/15/2031	6.63%
Trump Media & Technology Group Corp. 5/29/2028	5.82%
MARA Holdings, Inc. 3/1/2030	5.20%
MARA Holdings, Inc. 6/1/2031	4.62%

Largest Holdings [Text Block]

Top 10 Holdings

MicroStrategy Incorporated 12/1/2029	19.20%
MicroStrategy Incorporated 9/15/2028	13.88%
MicroStrategy Incorporated 3/1/2023	13.64%
MicroStrategy Incorporated 3/15/2030	12.91%
GameStop Corp. 4/1/2030	10.00%
MicroStrategy Incorporated 6/15/2032	9.98%
MicroStrategy Incorporated 3/15/2031	6.63%
Trump Media & Technology Group Corp. 5/29/2028	5.82%
MARA Holdings, Inc. 3/1/2030	5.20%
MARA Holdings, Inc. 6/1/2031	4.62%

[1]	Costs are for the period of March 14, 2025 to June 30, 2025. Costs for a full semi-annual period would be higher.
[2]	Annualized.